Income Taxes Expense (Benefit) (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax Expense Benefit [Line Items]
Operating Loss Carryforwards	$ 56,700,000
State and Local Jurisdiction [Member]
Income Tax Expense Benefit [Line Items]
Operating Loss Carryforwards Expiration Period	between 2024 and 2033
Foreign Tax Authority [Member]
Income Tax Expense Benefit [Line Items]
Operating Loss Carryforwards	2,800,000
Tax Credit Carryforward, Amount	$ 734,000
Operating Loss Carryforwards Expiration Period	between 2013 and 2028